Related Parties	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Related Parties
23.
RELATED PARTIES
a)
Key management personnel compensation

Compensation to Directors and executive officers of the Predecessor and the Successor comprised the following:

i)
Transactions with key management personnel

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Short-term employee benefits	520	198	46	354

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, and was determined to be executive officers (CEO and CFO) and directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the board of directors of the Company having regard to the performance of individuals and market trends.

ii)
Other related party transactions
a)
Related parties’ relationship with the Predecessor and the Successor

The Company’s relationship with related parties who had transactions with the Predecessor and the Successor are summarized as follows:

Related Party Name	Relationship to the Predecessor
Edgen Murray Pte. Ltd.	Controlled by ultimate controlling party*
Howco Metals Management Pte. Ltd.	Controlled by ultimate controlling party*
SC Tubular Solutions (B) Sdn. Bhd.	Controlled by ultimate controlling party*
SC Tubular Solutions Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
Sumitomo Corporation	Ultimate controlling party of the Predecessor*
Sumitomo Corporation Asia & Oceania Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Capital Asia Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
OMS Energy Technologies Pte. Ltd.	Controlled by ultimate controlling individual, Mr. How, the CEO of Successor

* These parties ceased to be the Successor’s related parties with effect from June 16, 2023, subsequent to OMSET PL acquiring 100% shares in OMS Holdings Pte. Ltd. from Sumitomo Corporation, the former shareholder.

b)
Related party transactions

During the period from June 16, 2023 through March 31, 2024, and the year ended March 31, 2025, the Successor had no related party transactions.

Goods or services rendered to related parties

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
SC Tubular Solutions (B) Sdn. Bhd.	—	—	560	2,250
Sumitomo Corporation Asia & Oceania Pte. Ltd.	—	—	395	486
Howco Metals Management Pte. Ltd.	—	—	—	2
Sumitomo Corporation	—	—	—	3
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	260	987
Revenue – related parties	—	—	1,215	3,728

All outstanding balances with the related parties are to be settled in cash on 30 days to 60 days’ terms.

Goods or services provided by related parties

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	23	58
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	49	151
Sumitomo Corporation	—	—	3	40
Sumitomo Corporation Asia & Oceania Pte. Ltd.	—	—	—	544
Cost of revenue – related parties	—	—	75	793

All outstanding balances with the related parties are to be settled in cash on 30 days to 60 days’ terms.

Other income/(expenses)

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	38	278
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	—	5
Sumitomo Corporation	—	—	(9)	(114)
Other income, net – related parties	—	—	29	169

Finance income

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	64	97
Sumitomo Corporation Asia & Oceania Pte. Ltd.	—	—	—	40
Sumitomo Corporation Malaysia Sdn. Bhd.	—	—	1	67
Finance income – related parties	—	—	65	204

Finance cost

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	162	1,759
Finance cost – related parties	—	—	162	1,759

During the year ended March 31, 2023, the Predecessor entered into agreements to dispose of its entire interests in its associates for a total cash consideration of $11.6 million to Sumitomo Corporation. The divestments of SC Tubular Solutions (B) Sdn. Bhd. and VAM® BRN Sdn. Bhd. were completed on February 16, 2023 and March 14, 2023, respectively. The transactions were conducted between entities under common control as OMS Holdings Pte. Ltd. was a wholly owned subsidiary of Sumitomo Corporation upon the time of the disposal. Therefore, the transactions were accounted for under historical value and the additional payment of $0.8 million over the carrying value of the equity method investments was recognized as a capital injection from Sumitomo Corporation into the Predecessor.

During the year ended March 31, 2023, Sumitomo Corporation, a related party, contributed capital for a total consideration of $12.8 million to OMS Holdings Pte. Ltd. The proceeds from Sumitomo Corporation were further used to repay the outstanding loan balance under the cash pooling arrangement.

c)
Related party balances

As of March 31, 2025 and 2024, the Successor only had an amount due from OMS Energy Technologies Pte. Ltd. as a related party balance.

Amount due from a related party

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
OMS Energy Technologies Pte. Ltd.	1,584	1,585
	1,584	1,585